Segment and geographic information (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Segment and geographic information
Net Sales	€ 768,621	€ 689,750	€ 612,096
Segment EBITDA	5,590	13,922	(23,929)
Depreciation and amortization	(11,653)	(9,088)	(8,232)
Finance income (costs), net	(2,460)	(998)	15,091
Income tax expense	(6,597)	(11,734)	(15,534)
Net loss	(15,120)	(7,898)	(32,604)
IPO related Share-based compensation expenses	30,000	52,300
Online
Segment and geographic information
Net Sales	753,918	674,484	602,871
Segment EBITDA	51,205	82,319	65,541
Online | Increase (decrease) due to voluntary changes
Segment and geographic information
Segment EBITDA	2,421	1,160	184
Retail Store
Segment and geographic information
Net Sales	14,704	15,266	9,225
Segment EBITDA	5,109	4,229	1,670
Segments total
Segment and geographic information
Net Sales	768,621	689,750	612,096
Segment EBITDA	56,314	86,548	67,211
Reconciliation
Segment and geographic information
Segment EBITDA	(50,724)	(72,626)	(91,140)
Corporate administrative expenses	15,500	17,830
IPO preparation and transaction costs			6,984
Other transaction-related, certain legal and other expenses	5,446	2,493
IPO related Share-based compensation expenses	€ 30,021	€ 52,303	€ 72,073